Cover	Jun. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2024
Entity File Number	333-257331
Entity Registrant Name	COJAX OIL AND GAS CORPORATION
Entity Central Index Key	0001763925
Entity Tax Identification Number	46-1892622
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	4830 Line Ave.
Entity Address, Address Line Two	#152
Entity Address, City or Town	Shreveport
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71106
City Area Code	318-
Local Phone Number	465-1302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false